CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
General and administrative expenses	$ 1,199,690	$ 783,241	$ 579,500
Loss from operations	1,436,720	518,660	823,136
Net income	1,208,696	437,904	924,440
Comprehensive income attributable to the Company	1,680,250	359,733	686,328
Parent Company [Member]
Operating expenses
General and administrative expenses	488,735	0	0
Other expenses	10	0
Loss from operations	(488,745)	0
Equity in earnings of subsidiaries	2,168,995	437,904	842,661
Net income	1,680,250	437,904	842,661
Foreign currency translation adjustments	0	(78,171)	(156,333)
Comprehensive income attributable to the Company	$ 1,680,250	$ 359,733	$ 686,328